Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 73,770	$ 15,673
Accounts receivable, net	377,655	327,664
Inventories	546,083	465,349
Other current assets	17,943	19,491
Total current assets	1,015,451	828,177
Property and equipment, net	42,842	39,455
Goodwill	397,262	319,440
Intangible assets, net	219,501	75,366
Other assets	6,999	5,710
Assets, Total	1,682,055	1,268,148
Current liabilities:
Current portion of long-term obligations	4	19
Borrowings under revolving credit agreement		20,000
Accounts payable	184,957	127,359
Accrued expenses and other current liabilities	97,397	75,661
Total current liabilities	282,358	223,039
Long-term obligations:
Borrowings under revolving credit agreement	316,182
Other long-term obligations, net of current portion	14
Total long-term obligations	316,196
Deferred income taxes and other liabilities	61,461	43,399
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	592,820	493,519
Accumulated other comprehensive loss, net of tax	(2,102)	(352)
Retained earnings	251,475	404,360
Treasury stock, at cost, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock in 2012 and 2011	(114,425)	(114,425)
Total Watsco, Inc. shareholders' equity	748,214	802,790
Noncontrolling interest	273,826	198,920
Total shareholders' equity	1,022,040	1,001,710
Total liabilities and shareholders' equity	1,682,055	1,268,148
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,131	17,338
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,315	$ 2,350